Segment information	12 Months Ended
Dec. 31, 2018
Segment information
Segment information

5. Segment information

The Group has two businesses: Nokia’s Networks business and Nokia Technologies, and four reportable segments for financial reporting purposes: (1) Ultra Broadband Networks, (2) Global Services and (3) IP Networks and Applications within Nokia’s Networks business; and (4) Nokia Technologies. Segment-level information for Group Common and Other is also presented.

The Group has aggregated Mobile Networks and Fixed Networks operating segments to one reportable segment, Ultra Broadband Networks; and IP/Optical Networks and Nokia Software operating segments to one reportable segment, IP Networks and Applications. The aggregated operating segments have similar economic characteristics, such as long-term margins; have similar products, production processes, distribution methods and customers; and operate in a similar regulatory environment.

The President and CEO is the chief operating decision maker and monitors the operating results of operating and reportable segments for the purpose of making decisions about resource allocation and performance assessment. Key financial performance measures of the segments include primarily net sales and operating profit. The evaluation of segment performance and allocation of resources is based on segment operating profit(1).

Accounting policies of the segments are the same as those described in Note 2, Significant accounting policies. Inter-segment revenues and transfers are accounted for as if the revenues were to third parties, that is, at current market prices. Certain costs and revenue adjustments are not allocated to the segments(1).

Segment descriptions

Ultra Broadband Networks

Ultra Broadband Networks comprises Mobile Networks and Fixed Networks operating segments.

The Mobile Networks operating segment offers an industry-leading portfolio of end-to-end mobile networking solutions comprising hardware and software for communications service providers, enterprises and related markets/verticals, such as public safety and Internet of Things (IoT).

The Fixed Networks operating segment provides copper, fiber and cable access products, solutions and services. The portfolio allows for a customized combination of technologies that brings fiber to the most economical point for the customer.

Global Services

Global Services operating segment provides a wide range of professional services with multi-vendor capabilities, covering network planning and optimization, systems integration as well as company-wide managed services. It also provides network implementation and care services for mobile networks, using the strength of its global service delivery for quality, speed and efficiency.

IP Networks and Applications

IP Networks and Applications comprises IP/Optical Networks and Nokia Software operating segments.

The IP/Optical Networks operating segment provides the key IP routing and optical transport systems, software and services to build high capacity network infrastructure for the internet and global connectivity.

The Nokia Software operating segment offers software solutions spanning customer experience management, network operations and management, communications and collaboration, policy and charging, as well as Cloud, IoT, security, and analytics platforms that enable digital services providers and enterprises to accelerate innovation, monetize services, and optimize their customer experience.

Nokia Technologies

The Nokia Technologies operating segment, building on decades of innovation and R&D leadership in technologies used in virtually all mobile devices used today, is expanding the Nokia patent licensing business, reintroducing the Nokia brand to smartphones through brand licensing, and establishing a technology licensing business. The majority of net sales and related costs and expenses attributable to licensing and patenting the separate patent portfolios of Nokia Technologies, Nokia’s Networks business, and Nokia Bell Labs are recorded in Nokia Technologies. Each reportable segment continues to separately record its own research and development expenses.

Group Common and Other

Group Common and Other includes Alcatel-Lucent Submarine Networks and Radio Frequency Systems, both of which are being managed as separate entities. In addition, Group Common and Other includes Nokia Bell Labs’ operating expenses, as well as certain corporate-level and centrally managed operating expenses.

(1)   Segment results exclude costs related to the acquisition of Alcatel Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items.

Segment information

				Nokia's
	Ultra		IP Networks	Networks		Group
	Broadband	Global	and	business	Nokia	Common		Segment	Unallocated
EURm	Networks(1)	Services	Applications(2)	Total	Technologies	and Other	Eliminations	total	items(3)	Total
Continuing operations
2018
Net sales to external customers	8 691	5 710	5 719	20 120	1 486	974	–	22 580	(17)	22 563
Net sales to other segments	1	–	–	1	15	47	(63)	–	–	–
Depreciation and amortization	(236)	(66)	(147)	(449)	(21)	(45)	–	(515)	(940)	(1 455)
Operating profit/(loss)	510	242	447	1 199	1 203	(222)	–	2 180	(2 239)	(59)
Share of results of associated companies and joint ventures	12	–	–	12	–	–	–	12	–	12
2017
Net sales to external customers	8 970	5 810	5 743	20 523	1 639	1 060	–	23 222	(75)	23 147
Net sales to other segments	–	–	–	–	15	54	(69)	–	–	–
Depreciation and amortization	(258)	(80)	(160)	(498)	(12)	(48)	–	(558)	(1 033)	(1 591)
Operating profit/(loss)	781	411	519	1 711	1 124	(248)	–	2 587	(2 571)	16
Share of results of associated companies and joint ventures	21	–	–	21	(10)	–	–	11	–	11
2016
Net sales to external customers	9 757	6 036	6 036	21 829	1 038	1 105	–	23 972	(331)	23 641
Net sales to other segments	1	–	–	1	15	37	(53)	–	–	–
Depreciation and amortization	(270)	(70)	(160)	(500)	(9)	(43)	–	(552)	(1 042)	(1 594)
Operating profit/(loss)	922	406	615	1 943	579	(350)	–	2 172	(3 272)	(1 100)
Share of results of associated companies and joint ventures	18	–	–	18	–	–	–	18	–	18
(1)

Includes Mobile Networks net sales of EUR 6 712 million (EUR 6 895 million in 2017 and EUR 7 357 million in 2016) and Fixed Networks net sales of EUR 1 980 million (EUR 2 075 million in 2017 and EUR 2 401 million in 2016).

(2)

Includes IP Routing net sales of EUR 2 545 million (EUR 2 694 million in 2017 and EUR 2 941 million in 2016), Optical Networks net sales of EUR 1 606 million (EUR 1 499 million in 2017 and EUR 1 564 million in 2016) and Nokia Software net sales of EUR 1 568 million (EUR 1 550 million in 2017 and EUR 1 531 million in 2016).

(3)

Excludes costs related to the acquisition of Alcatel Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items.

Reconciliation of total segment operating profit to total operating profit/(loss)

EURm	2018	2017	2016
Total segment operating profit	2 180	2 587	2 172
Amortization and depreciation of acquired intangible assets and property, plant and equipment	(940)	(1 033)	(1 026)
Product portfolio strategy costs	(583)	(536)	(348)
Restructuring and associated charges	(321)	(579)	(774)
Transaction and related costs, including integration costs relating to the acquisition of Alcatel Lucent	(220)	(206)	(295)
Fair value changes of legacy IPR fund	(57)	–	–
Impairment of assets	(48)	(173)	–
Divestment of businesses	(39)	–	–
Release of acquisition-related fair value adjustments to deferred revenue and inventory	(16)	(55)	(840)
Other	(15)	11	11
Total operating (loss)/profit	(59)	16	(1 100)

Information by geographies

Net sales to external customers by region(1)

EURm	2018	2017	2016
Asia-Pacific	4 081	4 228	4 223
Europe	6 489	6 833	6 410
Greater China	2 165	2 516	2 654
Latin America	1 380	1 279	1 458
Middle East & Africa	1 874	1 907	1 872
North America	6 574	6 384	7 024
Total	22 563	23 147	23 641

(1)   Net sales to external customers by region are based on the location of customer.

Net sales to external customers and non-current assets by country

	Net sales(1)			Non-current assets(2)
EURm	2018	2017	2016	2018	2017
Finland(3)	1 556	1 698	1 138	1 462	1 437
United States	6 204	5 991	6 639	5 818	6 132
China	1 754	2 082	2 248	350	377
India	1 629	1 455	1 288	122	125
France	1 179	1 295	1 055	1 938	1 949
Other	10 241	10 626	11 273	905	1 052
Total	22 563	23 147	23 641	10 595	11 072

(1)   Net sales to external customers by country are based on the location of customer.

(2)   Consists of goodwill and other intangible assets and property, plant and equipment.

(3)   All Nokia Technologies IPR and licensing net sales are allocated to Finland.

No single customer represents 10% or more of revenues.